Credit Facilities and Long-Term Debt - Long Term Debt (Detail) (EUR €) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 11, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt		€ 1,736	€ 1,544
Less current maturities		(350)	(409)
Long-term debt, net of current maturities		1,386	1,135
Mortgage Loans [Member]
Debt Instrument [Line Items]
Long-term debt		1,080	1,320
Stated interest rate		1.00%
Interest Rate		1.39%	1.32%
Equipment Loan One [Member]
Debt Instrument [Line Items]
Long-term debt		0	62
Stated interest rate		1.20%
Interest Rate		1.49%	1.39%
Financing Loan One [Member]
Debt Instrument [Line Items]
Long-term debt		29	84
Stated interest rate		1.00%
Interest Rate		1.22%	1.11%
Equipment Loan Two [Member]
Debt Instrument [Line Items]
Long-term debt		14	39
Stated interest rate		1.00%
Interest Rate		1.29%	1.19%
Financing Loan Two [Member]
Debt Instrument [Line Items]
Long-term debt		13	39
Stated interest rate		0.80%
Interest Rate		1.09%	0.99%
Financing Loan Three [Member]
Debt Instrument [Line Items]
Long-term debt	€ 600	€ 600	€ 0
Stated interest rate	1.25%	1.25%
Interest Rate		1.54%	1.44%